Debt Facilities	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Facilities
Debt Facilities
Mortgage and Loans Payable
The Company’s mortgage and loans payable consisted of the following as of December 31 (in thousands):

	2016	2015
Term loans	$1,006,982	$456,740
Bridge term loan	—	386,547
Japanese Yen term loan	406,600	—
Revolving credit facility borrowings	—	325,622
Brazil financings	—	27,113
Mortgage payable and other loans payable	44,382	47,677
	1,457,964	1,243,699
Less the amount representing debt discount and debt issuance cost	(22,811)	(2,681)
Add the amount representing mortgage premium	1,862	1,987
	1,437,015	1,243,005
Less current portion	(67,928)	(770,236)
	$1,369,087	$472,769

Senior Credit Facility
On December 17, 2014, the Company entered into a credit agreement with a group of lenders for a $1,500,000,000 credit facility (“Senior Credit Facility”), comprised of a $1,000,000,000 multicurrency revolving credit facility (“Revolving Credit Facility”) and a $500,000,000 multicurrency term loan facility (“Term Loan A Facility”). The Senior Credit Facility contains two financial covenants with which the Company must comply on a quarterly basis, including a maximum consolidated net lease adjusted leverage ratio and a minimum consolidated fixed charge coverage ratio. The Senior Credit Facility is guaranteed by certain of the Company’s domestic subsidiaries and is secured by its domestic accounts receivable as well as pledges of the equity interest of certain of the Company’s direct and indirect subsidiaries. The Revolving Credit Facility and the Term Loan A Facility both have a five-year term, maturing on December 17, 2019, subject to the satisfaction of certain conditions with respect to the Company’s outstanding convertible subordinated notes. The Company may use the remaining Senior Credit Facility for working capital, capital expenditures and other corporate purposes.
The Company is required to repay the Term Loan A Facility in quarterly installments in the amount of $10,000,000 per quarter, with a balloon payment of $300,000,000 at the end of the term. The Term Loan A Facility bears interest at a rate based on LIBOR or, at the Company’s option, the base rate, which is defined as the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Bank of America prime rate and (c) LIBOR plus, in either case, a margin that varies as a function of the Company’s consolidated net lease adjusted leverage ratio that ranges between 1.25% and 1.75% per annum if the Company elects to use the LIBOR index and in the range of 0.25% to 0.75% per annum if the Company elects to use the base rate index. In December 2014, the Company utilized $110,740,000 of the Term Loan A Facility to repay the remaining principal of the U.S. term loan as well as fees and interest.

The Revolving Credit Facility allows the Company to borrow, repay and reborrow over the term. The Revolving Credit Facility provides a sublimit for the issuance of letters of credit of up to $150,000,000 at any one time.  Borrowings under the Revolving Credit Facility bear interest at a rate based on LIBOR or, at the Company’s option, the base rate, as defined above, plus, in either case, a margin that varies as a function of its consolidated net lease adjusted leverage ratio that ranges between 1.00% and 1.40% per annum if the Company elects to use the LIBOR index and in the range of 0.25% to 0.75% per annum if the Company elects to use the base rate index. The Company is required to pay a quarterly letter of credit fee on the face amount of each letter of credit, which fee is based on the same margin that applies from time to time to LIBOR-indexed borrowings under the revolving credit line. The Company is also required to pay a quarterly facility fee ranging from 0.25% to 0.35% per annum of the revolving credit facility, regardless of the amount utilized, which fee also varies as a function of our consolidated net lease adjusted leverage ratio. In December 2014, the outstanding letters of credit issued under the U.S. revolving credit line (see below) were assumed under the Revolving Credit Facility and the U.S. revolving credit line was terminated.
First Amendment
On April 30, 2015, the Company, as borrower, and certain subsidiaries as guarantors entered into the first amendment (the “First Amendment”) to the Senior Credit Facility. The First Amendment provided for the conversion of the outstanding U.S. dollar-denominated borrowings under the Term Loan A Facility into an approximately equivalent amount denominated in four foreign currencies. In connection with the execution of the First Amendment, on April 30, 2015 the Company repaid the U.S. dollar-denominated $490,000,000 remaining principal balance of the Term Loan A Facility and immediately reborrowed under the Term Loan A Facility in the aggregate principal amounts of CHF 47,780,000, €184,945,000, £92,586,000 and ¥11,924,000,000, or approximately $490,000,000 in U.S. dollars at exchange rates in effect on April 30, 2015. The Company accounted for this transaction as a debt modification. Fees paid to third parties were expensed.
The Company is required to repay the foreign-currency denominated borrowings under the Term Loan A Facility in equal quarterly installments on the last business day of each March, June, September and December, commencing on June 30, 2015, equal to the amount of 2.00% of the result of the respective Term Loan A Facility on April 30, 2015 divided by 0.98. The remaining principal amount will be paid on the maturity date of the Term Loan A Facility.
Second Amendment
On December 8, 2015, the Company, as borrower, and certain subsidiaries as guarantors entered into the second amendment (the “Second Amendment”) to the Senior Credit Facility. Pursuant to the Second Amendment, the Revolving Credit Facility was increased by $500,000,000 to $1,500,000,000 and the Company received commitments from the lenders for a $250,000,000 seven year term loan (the “USD Term Loan B Commitment”) and for a £300,000,000, or approximately $442,020,000 in U.S. dollars at the exchange rate in effect on December 31, 2015, seven year term loan (the “Sterling Term Loan B Commitment”, and collectively, the “Term Loan B Commitments”). On January 8, 2016, the Company borrowed the full amount of the $250,000,000 and £300,000,000 under the Term Loan B Commitment.
An original issue discount applied to borrowings under the Term Loan B Commitments. The original issue discount for borrowings under the USD Term Loan B Commitment was 0.25% of the principal. The original issue discount for borrowings under the Sterling Term Loan B Commitment was 0.50% of the principal. Funding of the Term Loan B will be net of the applicable original issue discount.
Loans made under the Term Loan B Commitments (the “Term Loan B”) must be repaid in equal quarterly installments of 0.25% of the original principal, with the remaining amount outstanding to be repaid in full on the seventh anniversary of the funding date of the Term Loan B. Once repaid, amounts borrowed under the Term Loan B Commitments may not be reborrowed.
Term Loan B made under the USD Term Loan B Commitment bear interest at a rate based on LIBOR or, at the Company’s option, the base rate, which is defined as the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Bank of America prime rate and (c) one-month LIBOR, or 0.75% if LIBOR is less than 0.75%, plus a margin of 3.25%. Term Loan B made under the Sterling Term Loan B Commitment bear interest at a rate based on LIBOR, or 0.75% if LIBOR is less than 0.75%, plus a margin of 3.75%.
Third Amendment
On December 22, 2016, the Company, as borrower, and certain subsidiaries as guarantors, entered into the third amendment (the "Third Amendment") to the Senior Credit Facility. Pursuant to the Third Amendment, (i) the Company may borrow up to €1,000,000,000 in additional term B loan (the "Term B-2 Loan"), (ii) the interest rate margin applicable to the existing Term Loan B (the "Term Loan B-1 Facility") in US Dollars was reduced from 3.25% to 2.50% and the LIBOR floor applicable to such loans were reduced from 0.75% to zero and (iii) the interest rate margin applicable to the loans borrowed under the Term Loan B-1 Facility in Pounds Sterling was reduced from 3.75% to 3.00%, with no change to the existing LIBOR floor of 0.75% applicable to such loans. The Company accounted for this transaction as a debt modification.
On January 6, 2017, the Company borrowed the full amount of the Term B-2 Loan for €1,000,000,000, or approximately $1,059,800,000 in U.S dollars at the exchange rate in effect on January 6, 2017. The Term B-2 Loan will bear interest at an index rate based on EURIBOR plus a margin of 3.25%. No original issue discount is applicable to the Term B-2 Loan. The Term B-2 Loan must be repaid in equal quarterly installments of 0.25% of the original principal amount of the Term B-2 Loan starting in the second quarter of 2017, with the remaining amount outstanding to be repaid in full on the seventh anniversary of the funding date of the Term B-2 Loan.
Outstanding Borrowings
As of December 31, 2016, the Company had CHF 40,954,000, €158,525,000, £79,360,000 and ¥10,220,571,000, or approximately $392,238,000 in U.S dollars at exchange rates in effect as of December 31, 2016, outstanding under the Term Loan A Facility with a weighted average effective interest rate of 1.59% per annum. Debt issuance costs related to the Term Loan A, net of amortization, were $734,000 as of December 31, 2016. As of December 31, 2016, the Company had $248,125,000 and £297,750,000 outstanding term loan balances, or a total of approximately $614,745,000 at the exchange rate in effect on December 31, 2016, under the Term Loan B Commitments with a weighted average effective interest rate of 3.56% per annum. Debt issuance costs related to the Term Loan B, net of amortization were approximately $9,383,000 as of December, 31, 2016.
The Company commenced borrowing under the Revolving Credit Facility in late 2015. During 2015, the Company borrowed $245,000,000, of which $20,000,000 had been repaid as of December 31, 2015 and ¥12,094,000,000, or approximately $100,622,000 in U.S dollars at the exchange rate in effect on December 31, 2015. As of December 31, 2015, a total of $325,622,000 was outstanding under the Revolving Credit Facility with interest rates ranging from 1.25% to 1.60%. During the first quarter of 2016, the Company repaid $331,357,000 of the borrowings under the revolving credit facility at the exchange rate in effect on the repayment. No borrowings were outstanding under the revolving credit facility as of December 31, 2016.
Bridge Term Loan
In connection with its acquisition of Bit-isle, on September 30, 2015, the Company, acting through its Japanese subsidiaries as borrowers, entered into a term loan agreement (the “Bridge Term Loan”) with the Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”). Pursuant to the Bridge Term Loan Agreement, BTMU committed to provide a senior bridge loan facility (the “Bridge Term Loan”) in the amount of up to ¥47,500,000,000, or approximately $395,200,000 in U.S dollars at the exchange rate in effect on December 31, 2015. Proceeds from the Bridge Term Loan were used exclusively for the acquisition of Bit-isle, the repayment of Bit-isle’s existing debt and transaction costs incurred in connection with the closing of the Bridge Term Loan and the acquisition of Bit-isle. Borrowings under the Bridge Term Loan bore interest at the Tokyo Interbank Offered Rate for Japanese Yen, plus a margin of 0.4% per annum for the first ten months following the first draw down. Thereafter, the margin increased to 1.75% per annum. The Company repaid the Bridge Term Loan at the end of its term on October 31, 2016.
Japanese Yen Term Loan
On September 30, 2016, the Company entered into a five year term loan agreement (the "Japanese Yen Term Loan") with BTMU for ¥47,500,000,000, or approximately $468,350,000 at the exchange rate in effect on September 30, 2016. Loans made under the Japanese Yen Term Loan must be repaid in equal quarterly installments of ¥625,000,000, with the remaining¥35,625,000,000 to be repaid in full on October 29, 2021. Borrowings under the Japanese Yen Term Loan bear interest at the Tokyo Interbank Offered Rate for Japanese Yen, plus a margin of 1.5% per annum.

In October 2016, the Company drew down the full amount of the Japanese Yen Term Loan of ¥47,500,000,000, or approximately$453,150,000 at the exchange rate in effect on October 31, 2016, and repaid the Bridge Term Loan. Total outstanding borrowings under the Term Loan Commitment were ¥47,500,000,000, or approximately $406,600,000 in U.S dollars at the exchange rate in effect as of December 31, 2016. As of December 31, 2016, debt issuance cost, net of amortization, related to the Japanese Yen Term Loan was ¥1,094,395,000, or approximately $9,401,000 in U.S. dollars at the exchange rate in effect on December 31, 2016.

U.S. Financing
In June 2012, the Company entered into a credit agreement with a group of lenders for a $750,000,000 credit facility (the “U.S. Financing”), comprised of a $200,000,000 term loan facility (the “U.S. Term Loan”) and a $550,000,000 multicurrency revolving credit facility (the “U.S. Revolving Credit Line”). The U.S. Term Loan bore interest at a rate based on LIBOR or, at the option of the Company, the Base Rate (defined as the highest of (a) the Federal Funds Rate plus 1/2 of 1%, (b) the Bank of America prime rate and (c) one-month LIBOR plus 1.00%) plus, in either case, a margin that varies as a function of the Company’s senior leverage ratio in the range of 1.25%-2.00% per annum if the Company elects to use the LIBOR index and in the range of 0.25%-1.00% per annum if the Company elected to use the Base Rate index. In July 2012, the Company fully utilized the U.S. Term Loan and used the funds to prepay the outstanding balance of and terminate a multi-currency credit facility in the Company’s Asia-Pacific region. Borrowings under the U.S. Revolving Credit Line bore interest at a rate based on LIBOR or, at the option of the Company, the Base Rate (defined above) plus, in either case, a margin that varies as a function of the Company’s senior leverage ratio in the range of 0.95%-1.60% per annum if the Company elected to use the LIBOR index and in the range of 0.00%-0.60% per annum if the Company elected to use the Base Rate index. The Company was required to pay a quarterly letter of credit fee on the face amount of each letter of credit, which fee was based on the same margin that applies from time to time to LIBOR-indexed borrowings under the U.S. Revolving Credit Line. The Company was also required to pay a quarterly facility fee ranging from 0.30%-0.40% per annum of the U.S. Revolving Credit Line (regardless of the amount utilized), which fee also varied as a function of the Company’s senior leverage ratio.  In June 2012, the outstanding letters of credit issued under an existing revolving credit facility were replaced by the U.S. Revolving Credit Line and the existing revolving credit facility was terminated.
In December 2014, the Company paid down the remaining principal of U.S. Term Loan of $110,000,000 and replaced the U.S. Revolving Credit Line with the revolving credit facility (see above). As a result, Company recorded a loss on debt extinguishment of $2,534,000.
Brazil Financings
In November 2013, the Company completed a 60,318,000 Brazilian real borrowing agreement, or approximately $25,536,000 (the “2013 Brazil Financing”).  The 2013 Brazil Financing had a five-year term with semi-annual principal payments beginning in the third year of its term and semi-annual interest payments during its term.  The 2013 Brazil Financing bears an interest rate of 2.25% above the local borrowing rate. The 2013 Brazil Financing had a final maturity date of November 2018.
In June 2012, the Company completed a 100,000,000 Brazilian real borrowing agreement, or approximately $48,807,000 (the “2012 Brazil Financing”). The 2012 Brazil Financing had a five-year term with semi-annual principal payments beginning in the third year of its term and quarterly interest payments during its term. The 2012 Brazil Financing bears an interest rate of 2.75% above the local borrowing rate. The 2012 Brazil Financing had a final maturity date of June 2017.
In June 2016, the Company prepaid and terminated its 2012 and 2013 Brazil financings. In connection with this prepayment, the Company paid 90,652,000 Brazilian Reals including principal, accrued interest and termination fees, or approximately $28,298,000 at the exchange rate in effect as of June 30, 2016. The loss on debt extinguishment recognized in the consolidated statements of operations was insignificant.

Mortgage Payable
In October 2013, as a result of the Frankfurt Kleyer 90 Carrier Hotel Acquisition, the Company assumed a mortgage payable of $42,906,000 with an effective interest rate of 4.25%. The mortgage payable has monthly principal and interest payments and has an expiration date of August 2022.
Convertible Debt
The Company’s convertible debt consisted of the following as of December 31 (in thousands):

	2016	2015
4.75% Convertible Subordinated Notes	$—	$150,082
Less amount representing debt discount and debt issuance cost	—	(3,961)
	$—	$146,121

3.00% Convertible Subordinated Notes
In September 2007, the Company issued $395,986,000 aggregate principal amount of 3.00% Convertible Subordinated Notes due October 15, 2014 (the “3.00% Convertible Subordinated Notes”). Interest was payable semi-annually on April 15 and October 15 of each year and commenced April 15, 2008.
In June 2014, the Company entered into an agreement with a note holder to exchange an aggregate of $217,199,000 of the principal amount of the 3.00% Convertible Subordinated Notes for 1,948,578 shares of the Company’s common stock and $5,387,000 in cash, comprised of accrued interest and a premium. As a result, the Company recognized a loss on debt extinguishment of $4,210,000 during the three months ended June 30, 2014 in its consolidated statement of operations. In the Company’s consolidated statement of cash flows for the year ended December 31, 2014, the premium paid was included within net cash provided by financing activities and the accrued interest paid was included within net cash provided by operating activities.
In October 2014, upon maturity the Company settled with the remaining holders of 3.00% Convertible Subordinated Notes. The conversion rate was adjusted to 8.9264 per $1,000 principal amount of 3.00% convertible notes. Approximately $178,741,000 in aggregate principal amount of the 3.00% Convertible Subordinated Notes was converted into 1,595,496 shares of common stock. The remaining 3.00% Convertible Subordinated Notes, plus accrued interest, were settled in cash.
4.75% Convertible Subordinated Notes
In June 2009, the Company issued $373,750,000 aggregate principal amount of 4.75% Convertible Subordinated Notes due June 15, 2016 (the “4.75% Convertible Subordinated Notes”). Interest was payable semi-annually on June 15 and December 15 of each year and commenced on December 15, 2009.
In May and June 2014, certain holders of the 4.75% Convertible Subordinated Notes elected to convert a total of $215,830,000 of the principal amount of the notes for 2,411,851 shares of the Company’s common stock and $51,671,000 in cash, comprised of accrued interest, premium and cash paid in lieu of issuing shares for certain note holders’ principal amount. As a result, the Company recognized a loss on debt extinguishment of $46,973,000 for the year ended December 31, 2014 in its consolidated statement of operations. The loss on debt extinguishment included the premium paid and the excess of the fair value of liability component of the 4.75% Convertible Subordinated Notes over its carrying amount, including debt discount and unamortized debt issuance costs, in accordance with the accounting standard for convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement). In the Company’s consolidated statement of cash flows for the year ended December 31, 2014, the premium and cash paid in lieu of issuing shares to settle a portion of the principal amount were included within net cash provided by financing activities and the accrued interest paid was included within net cash provided by operating activities.
In December 2015, certain holders of the 4.75% Convertible Subordinated Notes elected to convert a total of $7,803,000 of the principal amount of the notes at a conversion rate of 13.0655 shares of the Company’s common stock per $1,000 principal amount of the notes. The Company issued a total 101,947 shares of its common stock and paid approximately $1,000 in cash for residual shares in connection with the conversions. The Company recorded a $289,000 loss on debt extinguishment as a result of the conversions.
In April and June 2016, holders of the 4.75% convertible subordinated notes converted or redeemed a total of $150,082,000 of the principal amount of the notes for 1,981,662 shares of the Company’s common stock and $3,619,000 in cash, comprised of accrued interest, cash paid in lieu of fractional shares and principal redemption. In the Company’s consolidated statement of cash flows for the year ended December 31, 2016, the principal redemption and cash paid in lieu of issuing fractional shares to settle a portion of the principal amount were included within net cash provided by (used in) financing activities and the accrued interest paid was included within net cash provided by operating activities.

Issuance and transaction costs incurred at the time of the issuance of the 4.75% Convertible Subordinated Notes with third parties are allocated to the liability and equity components and accounted for as debt issuance costs and equity issuance costs, respectively. The 4.75% Convertible Subordinated Notes consisted of the following as of December 31 (in thousands):

	2016	2015
Equity component (1)	$—	$42,091
Liability component:
Principal	$—	$150,082
Less debt discount and debt issuance costs, net (2)	—	(3,961)
Net carrying amount	$—	$146,121
__________________________
(1)Included in the consolidated balance sheets within additional paid-in capital.
(2)Included in the consolidated balance sheets within convertible debt and is amortized over the remaining life of the 4.75% Convertible Subordinated Notes.
The following table sets forth total interest expense recognized related to the 4.75% Convertible Subordinated Notes for the years ended December 31 (in thousands):

	2016	2015
Contractual interest expense	$3,267	$7,501
Amortization of debt issuance costs	186	428
Amortization of debt discount	3,775	8,060
	$7,228	$15,989
Effective interest rate of the liability component	10.48%	10.65%
To minimize the impact of potential dilution upon conversion of the 4.75% Convertible Subordinated Notes, the Company entered into capped call transactions ("the Capped Call") separate from the issuance of the 4.75% Convertible Subordinated Notes and paid a premium of $49,664,000 for the Capped Call in 2009. The Capped Call covers a total of approximately 4,432,638 shares of the Company’s common stock, subject to adjustment.
Upon maturity of the 4.75% convertible subordinated notes on June 15, 2016, the Company settled the capped call transaction and received 380,779 shares of common stock, which were placed in treasury and resulted in a credit of $141,688,000 to additional paid in capital at the market price of $372.10 on June 15, 2016.

Senior Notes
The Company’s senior notes consisted of the following as of December 31 (in thousands):

	2016	2015
5.375% Senior Notes due 2023	$1,000,000	$1,000,000
5.375% Senior Notes due 2022	750,000	750,000
4.875% Senior Notes due 2020	500,000	500,000
5.75% Senior Notes due 2025	500,000	500,000
5.875% Senior Notes due 2026	1,100,000	1,100,000
	3,850,000	3,850,000
Less amount representing debt issuance cost	(39,230)	(45,366)
	$3,810,770	$3,804,634
2022 Senior Notes and 2025 Senior Notes
In November 2014, the Company issued $750,000,000 aggregate principal amount of 5.375% senior notes due January 1, 2022, and $500,000,000 aggregate principal amount of 5.750% senior notes due January 1, 2025, which are referred to as the “2022 Senior Notes” and “2025 Senior Notes”, respectively, and collectively, as the “2022 and 2025 Senior Notes”. Interest on each series of the notes is payable semi-annually in arrears on January 1 and July 1 of each year, commencing on July 1, 2015.
The 2022 and 2025 Senior Notes are unsecured and rank equal in right of payment to the Company’s existing or future senior indebtedness and senior in right of payment to the Company’s existing and future subordinated indebtedness. The 2022 and 2025 Senior Notes are effectively subordinated to all of the existing and future secured debt, including debt outstanding under any bank facility or secured by any mortgage, to the extent of the assets securing such debt. They are also structurally subordinated to any existing and future indebtedness and other liabilities (including trade payables) of any of the Company’s subsidiaries.
The 2022 and 2025 Senior Notes are governed by an indenture between the Company and U.S. Bank National Association, as trustee. The indenture contains covenants that limit the Company’s ability and the ability of its subsidiaries to, among other things:

•	incur additional debt;

•	pay dividends or make other restricted payments;

•	purchase, redeem or retire capital stock or subordinated debt;

•	make asset sales;

•	enter into transactions with affiliates;

•	incur liens;

•	enter into sale-leaseback transactions;

•	provide subsidiary guarantees;

•	make investments; and

•	merge or consolidate with any other person.
Subject to compliance with the limitations described above, the Company may issue an unlimited principal amount of additional notes at later dates under the same indenture as the 2022 and 2025 Senior Notes. Any additional notes the Company issues under the indenture will be identical in all respects to the 2022 and 2025 Senior Notes except that the additional notes will have different issuance dates and may have different issuance prices.
The Company is not required to make any mandatory redemption with respect to the 2022 and 2025 Senior Notes, however under certain circumstances as specified in the restrictions described above, the Company may be required to offer to purchase the 2022 and 2025 Senior Notes.
At any time prior to January 1, 2018, the Company may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2022 Senior Notes (calculated giving effect to any issuance of additional notes of such series) outstanding under the 2022 Senior Notes indenture, at a redemption price equal to 105.375% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date, with the net cash proceeds of one or more equity offerings, provided that (i) at least 65% of the aggregate principal amount of the 2022 Senior Notes issued under the 2022 indenture remains outstanding immediately after the occurrence of such redemption (excluding 2022 Senior Notes held by the Company and its subsidiaries) and (ii) the redemption must occur within 90 days of the date of the closing of such equity offerings.
On or after January 1, 2018, the Company may redeem all or a part of the 2022 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 1 of the years indicated below:

Redemption Price of the 2022 Notes
2018	104.031%
2019	102.688%
2020	101.344%
2021 and thereafter	100.000%
In addition, at any time prior to January 1, 2018, the Company may redeem all or a part of the 2022 Senior Notes at a redemption price equal to 100% of the principal amount of 2022 Senior Notes redeemed plus the applicable premium (the “2022 Senior Notes Applicable Premium”) as of, and accrued and unpaid interest, if any, to, but not including, the date of the redemption, subject to the rights of the holders of record of 2022 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date. The 2022 Senior Notes Applicable Premium means the greater of:

•	1.0% of the principal amount of the 2022 Senior Notes;

•
the excess of: (a) the present value at such redemption date of (i) the redemption price of the 2022 Senior Notes at January 1, 2018 (such redemption price being set forth in the table as shown in the above table ), plus (ii) all required interest payments due on the 2022 Senior Notes through January 1, 2018 (excluding accrued but unpaid interest, if any, to, but not including the, the redemption date,) computed using a discount rate equal to the treasury rate as of such redemption date plus 0.5 basis points; and

•	the principal amount of the 2022 Senior Notes.
At any time prior to January 1, 2018, the Company may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2025 Senior Notes (calculated giving effect to any issuance of additional notes of such series) outstanding under the 2025 Senior Notes indenture, at a redemption price equal to 105.750% of the principal amount of the 2025 Senior Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date, with the net cash proceeds of one or more equity offerings; provided that (1) at least 65% of the aggregate principal amount of the 2025 Senior Notes issued under the 2025 Senior Notes indenture remains outstanding immediately after the occurrence of such redemption (excluding 2025 Senior Notes held by the Company and its subsidiaries); and (2) the redemption must occur within 90 days of the date of the closing of such equity offering.
On or after January 1, 2020, the Company may redeem all or a part of the 2025 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 1 of the years indicated below:

Redemption Price of the 2025 Notes
2020	102.875%
2021	101.917%
2022	100.958%
2023 and thereafter	100.000%
In addition, at any time prior to January 1, 2020, the Company may also redeem all or a part of the 2025 Senior Notes at a redemption price equal to 100% of the principal amount of 2025 Senior Notes redeemed plus the applicable premium (the “2025 Senior Notes Applicable Premium”) as of, and accrued and unpaid interest, if any, to, but not including, the redemption date, subject to the rights of holders of record of 2025 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date. The 2025 Senior Notes Applicable Premium means the greater of:

•	1.0% of the principal amount of the 2025 Senior Notes;

•
the excess of: (a) the present value at such redemption date of (i) the redemption price of the 2025 Senior Notes at January 1, 2020 (such redemption price being set forth in the table as shown in the above table ), plus (ii) all required interest payments due on the 2025 Senior Notes through January 1, 2020 (excluding accrued but unpaid interest, if any, to, but not including the, the redemption date,) computed using a discount rate equal to the treasury rate as of such redemption date plus 0.5 basis points; and

•	the principal amount of the 2025 Senior Notes.
As of December 31, 2016 and 2015, debt issuance costs related to the 2022 and 2025 Senior Notes, net of amortization, were $12,532,000 and $14,622,000, respectively.
2026 Senior Notes
In December 2015, the Company issued $1,100,000,000 aggregate principal amount of 5.875% of additional senior notes due January 15, 2026, which are referred to as the “2026 Senior Notes”. Interest on the notes is payable semi-annually in arrears on January 15 and July 15 of each year, commencing on July 15, 2016.
The 2026 Senior Notes are unsecured and rank equal in right of payment to the Company’s existing or future senior indebtedness and senior in right of payment to the Company’s existing and future subordinated indebtedness. The senior notes are effectively subordinated to all of the existing and future secured debt, including debt outstanding under any bank facility or secured by any mortgage, to the extent of the assets securing such debt. They are also structurally subordinated to any existing and future indebtedness and other liabilities (including trade payables) of any of the Company’s subsidiaries.
The 2026 Senior Notes are governed by a supplemental indenture to the indenture between the Company and U.S. Bank National Association, as trustee, that governs the Company’s 2022 and 2025 Senior Notes. The supplemental indenture contains covenants that limit the Company’s ability and the ability of its subsidiaries to, among other things:

•	incur additional debt;

•	pay dividends or make other restricted payments;

•	purchase, redeem or retire capital stock or subordinated debt;

•	make asset sales;

•	enter into transactions with affiliates;

•	incur liens;

•	enter into sale-leaseback transactions;

•	provide subsidiary guarantees;

•	make investments; and

•	merge or consolidate with any other person.
The 2026 Senior Notes provided for a special mandatory redemption if the TelecityGroup acquisition was not completed on or prior to November 29, 2016, or if, prior to such date, the TelecityGroup offer had lapsed or been withdrawn for the purposes of the UK City Code on Takeovers and Mergers. In either case, the Company would have been required to redeem all of the 2026 Senior Notes at a redemption price equal to 100% of the principal amount of the notes, plus accrued and unpaid interest to, but excluding, the redemption date. The acquisition of TelecityGroup closed on January 15, 2016. As a result, the Company is no longer subject to a mandatory redemption of the 2026 Senior Notes.
The 2026 Senior Notes also provide for optional redemption. At any time prior to January 15, 2019, the Company may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2026 Senior Notes (calculated giving effect to any issuance of additional notes of such series) outstanding under the 2026 Senior Notes indenture, at a redemption price equal to 105.875% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date, with the net cash proceeds of one or more equity offerings, provided that (i) at least 65% of the aggregate principal amount of the 2026 Senior Notes (calculated giving effect to any issuance of additional notes) issued under the 2026 indenture remains outstanding immediately after the occurrence of such redemption and (ii) the redemption must occur within 90 days of the date of the closing of such equity offerings.
On or after January 15, 2021, the Company may redeem all or a part of the 2026 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning January 15 of the years indicated below:

Redemption Price of the 2026 Notes
2021	102.938%
2022	101.958%
2023	100.979%
2024 and thereafter	100.000%
In addition, at any time prior to January 15, 2021, the Company may redeem all or a part of the 2026 Senior Notes at a redemption price equal to 100% of the principal amount of 2026 Senior Notes redeemed plus the applicable premium (the “2026 Senior Notes Applicable Premium”) as of, and accrued and unpaid interest, if any, to, but not including, the date of the redemption, subject to the rights of the holders of record of 2026 Senior Notes on the relevant record date to receive interest due on the relevant interest payment date. The 2026 Senior Notes Applicable Premium means the greater of:

•	1.0% of the principal amount of the 2026 Senior Notes;

•
the excess of: (a) the present value at such redemption date of (i) the redemption price of the 2026 Senior Notes at January 15, 2021 (such redemption price being set forth in the table as shown in the above table ), plus (ii) all required interest payments due on the 2026 Senior Notes through January 15, 2021 (excluding accrued but unpaid interest, if any, to, but not including the, the redemption date,) computed using a discount rate equal to the treasury rate as of such redemption date plus 0.5 basis points; over (b) the principal amount of the 2026 Senior Notes, if greater.

As of December 31, 2016 and 2015, debt issuance costs related to the 2026 Senior Notes, net of amortization, were $15,112,000 and $16,879,000, respectively.
2020 Senior Notes and 2023 Senior Notes
In March 2013, the Company issued $1,500,000,000 aggregate principal amount of senior notes, which consist of $500,000,000 aggregate principal amount of 4.875% senior notes due April 1, 2020 (the “2020 Senior Notes”) and $1,000,000,000 aggregate principal amount of 5.375% senior notes due April 1, 2023 (the “2023 Senior Notes”). Interest on both the 2020 Senior Notes and the 2023 Senior Notes is payable semi-annually on April 1 and October 1 of each year and commenced on October 1, 2013.
The 2020 Senior Notes and the 2023 Senior Notes are governed by separate indentures dated March 5, 2013, between the Company, as issuer, and U.S. Bank National Association, as trustee (the “Senior Notes Indentures”). The Senior Notes Indentures contain covenants that limit the Company’s ability and the ability of its subsidiaries to, among other things:

•	incur additional debt;

•	pay dividends or make other restricted payments;

•	purchase, redeem or retire capital stock or subordinated debt;

•	make asset sales;

•	enter into transactions with affiliates;

•	incur liens;

•	enter into sale-leaseback transactions;

•	provide subsidiary guarantees;

•	make investments; and

•	merge or consolidate with any other person.
Each of these restrictions has a number of important qualifications and exceptions. The 2020 Senior Notes and the 2023 Senior Notes are unsecured and rank equal in right of payment with the Company’s existing or future senior unsecured debt and senior in right of payment with the Company’s existing and future subordinated debt. The 2020 Senior Notes and the 2023 Senior Notes are junior to the Company’s secured indebtedness and guaranteed indebtedness of its subsidiaries.
At any time prior to April 1, 2016, the Company may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2020 Senior Notes outstanding at a redemption price equal to 104.875% of the principal amount of the 2020 Senior Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date, with the net cash proceeds of one or more equity offerings; provided that (i) at least 65% of the aggregate principal amount of the 2020 Senior Notes issued under the 2020 Senior Notes indenture remains outstanding immediately after the occurrence of such redemption (excluding the 2020 Senior Notes held by the Company and its subsidiaries); and (ii) the redemption must occur within 90 days of the date of the closing of such equity offering.
On or after April 1, 2017, the Company may redeem all or a part of the 2020 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning on April 1 of the years indicated below:

Redemption Price of the 2020 Senior Notes
2018	102.438%
2019	101.219%
2020 and thereafter	100.000%
At any time prior to April 1, 2017, the Company may also redeem all or a part of the 2020 Senior Notes at a redemption price equal to 100% of the principal amount of the 2020 Senior Notes redeemed plus an applicable premium (the “2020 Senior Notes Applicable Premium”), and accrued and unpaid interest, if any, to, but not including, the date of redemption (the “2020 Senior Notes Redemption Date”). The 2020 Senior Notes Applicable Premium means the greater of:

•	1.0% of the principal amount of the 2020 Senior Notes; and

•
the excess of: (a) the present value at such redemption date of (i) the redemption price of the 2020 Senior Notes at April 1, 2017 as shown in the above table, plus (ii) all required interest payments due on the 2020 Senior Notes through April 1, 2017 (excluding accrued but unpaid interest, if any, to, but not including the 2020 Senior Notes Redemption Date), computed using a discount rate equal to the yield to maturity of the U.S. Treasury securities with a constant maturity most nearly equal to the period from the 2020 Senior Notes Redemption Date to April 1, 2017, plus 0.50%; over (b) the principal amount of the 2020 Senior Notes.

At any time prior to April 1, 2016, the Company may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2023 Senior Notes outstanding at a redemption price equal to 105.375% of the principal amount of the 2023 Senior Notes to be redeemed, plus accrued and unpaid interest to, but not including, the redemption date, with the net cash proceeds of one or more equity offerings; provided that (i) at least 65% of the aggregate principal amount of the 2023 Senior Notes issued under the 2023 Senior Notes indenture remains outstanding immediately after the occurrence of such redemption (excluding the 2023 Senior Notes held by the Company and its subsidiaries); and (ii) the redemption must occur within 90 days of the date of the closing of such equity offering.
On or after April 1, 2018, the Company may redeem all or a part of the 2023 Senior Notes, on any one or more occasions, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest thereon, if any, to, but not including, the applicable redemption date, if redeemed during the twelve-month period beginning on April 1 of the years indicated below:

Redemption Price of the 2023 Senior Notes
2018	102.688%
2019	101.792%
2020	100.896%
2021 and thereafter	100.000%
At any time prior to April 1, 2018, the Company may also redeem all or a part of the 2023 Senior Notes at a redemption price equal to 100% of the principal amount of the 2023 Senior Notes redeemed plus an applicable premium (the “2023 Senior Notes Applicable Premium”), and accrued and unpaid interest, if any, to, but not including, the date of redemption (the “2023 Senior Notes Redemption Date”). The 2023 Senior Notes Applicable Premium means the greater of:

•	1.0% of the principal amount of the 2023 Senior Notes; and

•
the excess of: (a) the present value at such redemption date of (i) the redemption price of the 2023 Senior Notes at April 1, 2018 as shown in the above table, plus (ii) all required interest payments due on the 2023 Senior Notes through April 1, 2018 (excluding accrued but unpaid interest, if any, to, but not including the 2023 Senior Notes Redemption Date), computed using a discount rate equal to the yield to maturity of the U.S. Treasury securities with a constant maturity most nearly equal to the period from the 2023 Senior Notes Redemption Date to April 1, 2018, plus 0.50%; over (b) the principal amount of the 2023 Senior Notes.

Debt issuance costs related to the 2020 Senior Notes and 2023 Senior Notes, net of amortization, were $11,585,000 and $13,865,000 as of December 31, 2016 and 2015, respectively.
7.00% Senior Notes
In July 2011, the Company issued $750,000,000 aggregate principal amount of 7.00% Senior Notes due July 15, 2021 (the “7.00% Senior Notes”). Interest was payable semi-annually in arrears on January 15 and July 15 of each year and commenced on January 15, 2012. The indenture governing the 7.00% senior notes permitted the Company to redeem the 7.00% senior notes at the redemption prices set forth in the 7.00% senior notes indenture plus accrued and unpaid interest to, but not including the redemption price.
In December 2014, the Company redeemed the 7.00% Senior Notes and paid $866,861,000 in cash including the principal amount of $750,000,000 plus a premium of $93,965,000 and accrued and unpaid interest of $22,896,000. During the three months of December 31, 2014, the Company recognized a loss on debt extinguishment of $103,273,000, including the unamortized debt issuance costs and the redemption premium.
Loss on Debt Extinguishment
During the year ended December 31, 2016, the Company recorded of $12,276,000 loss on debt extinguishment as a result of (i) the settlement of the financing obligations for Paris 3 IBX data center, (ii) a portion of the lender fees associated with the Japanese Yen Term Loan and (iii) the prepayment and terminations of the 2012 and 2013 Brazil financings.
During the year ended December 31, 2015, the Company recorded $289,000 of loss on debt extinguishment as a result of the conversions of the 4.75% Convertible Subordinated Notes.
During the year ended December 31, 2014, the Company recorded $156,990,000 of loss on debt extinguishment comprised of (i) $103,273,000 of loss on debt extinguishment from the redemption of the 7.00% Senior Notes, which included the $93,965,000 redemption premium that was paid in cash and $9,307,000 related to the write-off of unamortized debt issuance costs, (ii) $51,183,000 related to the exchanges of the 3.00% Convertible Subordinated Notes and 4.75% Convertible Subordinated Notes and (iii) $2,534,000 as a result of the prepayment and termination of the U.S. Term Loan and the U.S. Revolving Credit Line.
Maturities of Debt Facilities
The following table sets forth maturities of the Company’s debt, including mortgage, loans payable, and senior notes, gross of debt issuance costs and debt discounts, as of December 31, 2016 (in thousands):

Years ending:
2017	$67,928
2018	68,013
2019	348,271
2020	530,836
2021	330,530
Thereafter	3,964,248
$5,309,826
Fair Value of Debt Facilities
The following table sets forth the estimated fair values of the Company’s mortgage, loans payable, convertible debt, senior notes and revolving credit line, including current maturities, as of December 31 (in thousands):

	2016	2015
Mortgage and loans payable	$1,461,954	$916,602
Convertible debt	—	151,997
Senior notes	4,033,985	3,954,000
Revolving credit facility	—	325,617
The fair value of the mortgage, loans payable and convertible debt, which were not publicly traded, was estimated by considering the Company’s credit rating, current rates available to the Company for debt of the same remaining maturities and terms of the debt (level 2). The fair value of the senior notes, which were traded in the public debt market, was based on quoted market prices (level 1).
Interest Charges
The following table sets forth total interest costs incurred and total interest costs capitalized for the years ended December 31 (in thousands):

	2016	2015	2014
Interest expense	$392,156	$299,055	$270,553
Interest capitalized	13,338	10,943	19,004
Interest charges incurred	$405,494	$309,998	$289,557